Supplemental Cash Flow Information_Changes In Liabilities Arising From Financing Activities(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		₩ 91,752,926
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		2,918,969
Non-cash changes
Acquisition(Disposal)		766,259
Changes in foreign exchange rates		433,507
Changes in fair value		207,068
Subsidiaries		(602,388)
Other changes		135,626
Ending		95,611,967				₩ 91,752,926
Net cash flows from the change in subsidiaries	[2]	(91,592)	[1]	$ (79,269)		(188,140)
Derivatives held for hedging
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning	[3]	8,049
Changes in liabilities arising from financing activities [Abstract]
Net cash flows	[3]	(28,631)
Non-cash changes
Acquisition(Disposal)	[3]	0
Changes in foreign exchange rates	[3]	0
Changes in fair value	[3]	139,771
Subsidiaries	[3]	0
Other changes	[3]	67,912
Ending	[3]	187,101				8,049
Debts
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		86,283,531
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		2,537,391
Non-cash changes
Acquisition(Disposal)		0
Changes in foreign exchange rates		397,571
Changes in fair value		67,297
Subsidiaries		(602,388)
Other changes		71,041
Ending		88,754,443				86,283,531
Other payables from trust accounts
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		5,285,108
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		(68,648)
Non-cash changes
Acquisition(Disposal)		0
Changes in foreign exchange rates		0
Changes in fair value		0
Subsidiaries		0
Other changes		0
Ending		5,216,460				5,285,108
Change of Non-controlling equity
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		9,110
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		574,580
Non-cash changes
Acquisition(Disposal)		0
Changes in foreign exchange rates		345
Changes in fair value		0
Subsidiaries		0
Other changes		1,372
Ending		585,407				9,110
Others
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		167,128
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		(95,723)
Non-cash changes
Acquisition(Disposal)		766,259
Changes in foreign exchange rates		35,591
Changes in fair value		0
Subsidiaries		0
Other changes		(4,699)
Ending		₩ 868,556				₩ 167,128

[1]	The consolidated statement of cash flows for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statements of cash flows for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[3]	Derivatives held for hedging purposes are the net amount after offsetting liabilities from assets.